NET (LOSS) INCOME PER SHARE - (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Earnings Per Share [Abstract]
Net (loss) income	$ (81,113)	$ 92,109
Weighted average common shares outstanding - basic (in shares)	135,260,665	128,788,715
Dilutive effect of potentially issuable shares (in shares)	0	7,102,004
Weighted average common shares outstanding - diluted (in shares)	135,260,665	135,890,719
Basic net (loss) income per share (USD per share)	$ (0.60)	$ 0.72
Diluted net (loss) income per share (USD per share)	$ (0.60)	$ 0.68
Antidilutive shares (in shares)	12,708,540	11,277,997